Janus Henderson VIT Forty Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 99.6%
Aerospace & Defense – 3.2%
Howmet Aerospace Inc	262,231	$34,019,228
Beverages – 2.5%
Monster Beverage Corp*	444,122	25,990,019
Biotechnology – 4.6%
Argenx SE (ADR)*	28,772	17,029,140
Madrigal Pharmaceuticals Inc*	33,946	11,243,934
Vaxcyte Inc*	116,044	4,381,821
Vertex Pharmaceuticals Inc*	32,140	15,582,115
		48,237,010
Capital Markets – 3.7%
Blackstone Group Inc	151,210	21,136,134
Intercontinental Exchange Inc	106,421	18,357,622
		39,493,756
Diversified Financial Services – 5.7%
Mastercard Inc - Class A	109,330	59,925,959
Electrical Equipment – 1.6%
Eaton Corp PLC	61,862	16,815,947
Health Care Providers & Services – 2.9%
UnitedHealth Group Inc	59,207	31,009,666
Hotels, Restaurants & Leisure – 7.2%
Booking Holdings Inc	5,841	26,908,961
DoorDash Inc - Class A*	86,623	15,832,086
DraftKings Inc*	630,613	20,942,658
Las Vegas Sands Corp	330,269	12,758,291
		76,441,996
Information Technology Services – 1.2%
Shopify Inc*	134,321	12,824,969
Insurance – 1.6%
Progressive Corp/The	58,487	16,552,406
Interactive Media & Services – 9.7%
Alphabet Inc - Class C	317,308	49,573,029
Meta Platforms Inc - Class A	92,681	53,417,621
		102,990,650
Life Sciences Tools & Services – 1.6%
Danaher Corp	82,535	16,919,675
Machinery – 0.8%
Deere & Co	18,608	8,733,665
Multiline Retail – 11.8%
Alibaba Group Holdings Ltd (ADR)	101,878	13,471,328
Amazon.com Inc*	463,481	88,181,895
MercadoLibre Inc*	12,025	23,459,212
		125,112,435
Pharmaceuticals – 3.5%
Eli Lilly & Co	45,454	37,540,913
Semiconductor & Semiconductor Equipment – 15.4%
ASML Holding NV	26,968	17,869,806
Broadcom Inc	225,266	37,716,286
Marvell Technology Inc	291,619	17,954,982
NVIDIA Corp	588,157	63,744,456
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	158,690	26,342,540
		163,628,070
Software – 15.6%
Datadog Inc - Class A*	167,369	16,604,679
Microsoft Corp	300,206	112,694,330
Oracle Corp	255,614	35,737,393
		165,036,402
Specialized Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp	75,258	16,376,141
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	262,028	58,204,280
Total Common Stocks (cost $640,980,937)		1,055,853,187

	Shares	Value
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $3,671,940)	3,671,205	$3,671,940
Total Investments (total cost $644,652,877) – 100.0%		1,059,525,127
Cash, Receivables and Other Assets, net of Liabilities – 0%		366,384
Net Assets – 100%		$1,059,891,511

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$948,528,132	89.5%
Taiwan	26,342,540	2.5
Argentina	23,459,212	2.2
Netherlands	17,869,806	1.7
Belgium	17,029,140	1.6
China	13,471,328	1.3
Canada	12,824,969	1.2
Total	$1,059,525,127	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$15,759,577	$52,133,635	$(64,221,272)	$-	$-	$3,671,940	3,671,205	$116,814
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	25,459,255	(25,459,255)	-	-	-	-	948 ∆
Total Affiliated Investments - 0.4%
	$15,759,577	$77,592,890	$(89,680,527)	$-	$-	$3,671,940	3,671,205	$117,762

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,055,853,187	$-	$-
Investment Companies	-	3,671,940	-
Total Assets	$1,055,853,187	$3,671,940	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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